United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—76.3%
		Alabama—0.2%
$4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$4,644,362
		Arizona—1.6%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 2.57% (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,118,510
25,000,000		Phoenix, AZ IDA, (Series 2013), 0.90% TOBs (Republic Services, Inc.), Mandatory Tender 2/1/2017	25,000,000
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2002), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,534,470
2,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2003A-2), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2018	2,502,425
		TOTAL	39,155,405
		Arkansas—0.3%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,016,480
		California—6.7%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.367%, Mandatory Tender 8/1/2017	12,001,920
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds SIFMA Index Rate Bonds (Series 2007A-1), 1.42%, Mandatory Tender 10/1/2019	14,999,250
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford)/(United States Treasury PRF), Mandatory Tender 3/15/2017	3,774,298
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford)/(United States Treasury PRF), Mandatory Tender 3/15/2017	4,720,375
3,820,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford)/(United States Treasury PRF), Mandatory Tender 3/15/2017	3,824,355
4,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009D), 1.70% TOBs (Providence St. Joseph Health), Mandatory Tender 10/18/2022	3,820,720
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (Providence St. Joseph Health), Mandatory Tender 10/17/2017	5,813,729
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,501,575
3,200,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,300,768
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.137%, Mandatory Tender 12/1/2017	10,003,200
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.47%, 5/1/2017	7,000,070
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.62%, 5/1/2018	9,057,960
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	10,305,600
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.67% (Kaiser Permanente), Mandatory Tender 5/1/2017	60,048,600
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,052,740
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,659,375
7,000,000	[1,2,3]	Nuveen California AMT-Free Quality Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 1.19%, 7/1/2018	7,000,000
		TOTAL	164,884,535
		Colorado—1.0%
10,000,000	[1]	Denver (City & County), CO, Revenue Refunding Bonds (Series 2016B), 1.336% Index Rate Notes (Denver CO City & County Airport Authority), 1/3/2017	10,012,300
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.90%, Mandatory Tender 8/31/2017	8,216,175
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds SIFMA Index Bonds (Series 2007CD-2), 2.47% (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,788,089
		TOTAL	24,016,564

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—2.7%
$15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.963% (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	$14,910,300
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.40%, 4/15/2017	4,000,360
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.60%, 4/15/2018	4,506,570
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.24%, 9/15/2017	1,875,131
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.49%, 9/15/2018	2,503,625
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.37%, 3/1/2020	6,331,169
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.47%, 3/1/2021	3,992,800
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.57%, 3/1/2022	3,063,467
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.62%, 3/1/2023	1,497,660
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 1.60%, 8/15/2019	15,039,450
6,100,000		New Haven, CT, 2.50% TANs, 5/18/2017	6,127,816
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,031,440
		TOTAL	65,879,788
		District of Columbia—0.5%
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 1.47%, 12/1/2017	13,241,558
		Florida—1.5%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	1,293
10,000,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 1.57%, 6/1/2018	9,978,800
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 1.47%, 10/1/2017	21,750,218
4,500,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 1.50% (Waste Management, Inc.), 10/1/2018	4,502,655
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2017	1,529,250
		TOTAL	37,762,216
		Georgia—1.1%
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.67%, 2/18/2020	22,413,375
2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,435,476
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,000,220
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	400,044
		TOTAL	27,249,115
		Illinois—4.1%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds SIFMA Index Bonds (Series 2013A-2), 1.47%, Mandatory Tender 6/1/2017	11,798,160
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds SIFMA Index Bonds (Series 2013A-3), 1.55%, Mandatory Tender 6/1/2018	15,100,320
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	18,177,438
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,072,181
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2018	2,107,940
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2019	3,492,840
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	4,356,280
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	4,398,360
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,209,298
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,001,000
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,098,430
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,006,100
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,004,160
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	2,869,268
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,104,300
		TOTAL	101,796,075

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—2.9%
$700,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	$700,077
1,000,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	1,037,360
70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 1.47%, 12/2/2019	69,279,700
		TOTAL	71,017,137
		Iowa—0.2%
6,000,000		Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	5,986,020
		Kansas—0.6%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.733%, 9/1/2018	6,456,580
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.813%, 9/1/2019	5,939,700
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,002,040
		TOTAL	15,398,320
		Kentucky—1.6%
8,000,000		Carroll County, KY, PCR Revenue Refunding Bonds (Series 2016A), 1.05% TOBs (Kentucky Utilities Company), Mandatory Tender 9/1/2019	7,823,760
4,000,000		Harrison County, KY Healthcare, Improvement & Refunding Revenue BANs, 1.50% (Harrison Memorial Hospital), 5/1/2017	4,000,640
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	20,625,815
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,838,326
		TOTAL	38,288,541
		Louisiana—3.0%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 1.144% (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	20,925,660
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.902%, Mandatory Tender 5/1/2017	15,988,640
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.982%, Mandatory Tender 5/1/2018	14,303,088
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,523,863
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,026,900
		TOTAL	74,768,151
		Maryland—2.0%
23,700,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 1.243% (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	23,759,487
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 1.013% (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,928,430
8,205,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.993% (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,168,160
		TOTAL	48,856,077
		Massachusetts—0.8%
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 1.15%, 1/1/2018	10,007,000
7,650,000	[1]	Massachusetts State Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 1.20%, Mandatory Tender 1/29/2020	7,516,890
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,003,990
		TOTAL	20,527,880
		Michigan—3.2%
4,000,000	[1,2,3]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.72%, 7/1/2019	3,990,480
8,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2017	8,104,400
20,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 1.05%, Mandatory Tender 12/1/2020	19,684,000
14,330,000	[1]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1), 1.118%, Mandatory Tender 10/15/2018	14,246,599

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	$5,003,550
215,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1998B-3), 0.95% (Ascension Health Alliance Senior Credit Group)/(United States Treasury PRF 2/1/2018@100)	213,652
7,300,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1998B-3), 0.95% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 2/1/2018	7,276,275
12,835,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E), 1.592%, 10/1/2021	12,874,660
6,250,000		Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2021	6,006,563
		TOTAL	77,400,179
		Mississippi—0.8%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	800,184
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	999,540
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	7,992,800
9,290,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 1.25%, 9/1/2017	9,297,989
		TOTAL	19,090,513
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power & Light Co.), 7/1/2017	3,782,835
		Multi State—2.3%
7,058,799	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 1.42%, 11/15/2017	7,050,540
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 1.52%, 11/15/2019	6,143,189
30,000,000	[1,2,3]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C), 1.78%, 12/31/2019	29,995,800
7,935,000	[1,2,3]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D), 1.98%, 12/31/2021	7,932,144
6,000,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.77%, 7/1/2019	5,992,980
		TOTAL	57,114,653
		Nebraska—0.5%
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada GTD), 6/1/2017	5,068,350
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada GTD), 6/1/2018	5,851,556
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	500,045
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	750,083
		TOTAL	12,170,034
		Nevada—0.2%
5,000,000		Washoe County, NV Gas Facilities Revenue, Revenue Refunding Bonds (Series 2016A), 1.50% TOBs, (Sierra Pacific Power Co.), Mandatory Tender 6/3/2019	4,911,950
		New Hampshire—0.7%
16,260,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 0.95% CP (New England Power Co.), Mandatory Tender, 1/25/2017	16,259,837
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,015,320
		TOTAL	18,275,157
		New Jersey—6.4%
4,822,775		Belleville, NJ, 2.50% BANs, 12/29/2017	4,850,168
9,000,000		Carteret, NJ, 2.00% BANs, 10/26/2017	9,046,440
6,020,000		Galloway Township, NJ, 2.00% BANs, 8/22/2017	6,042,575
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,270,930
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	756,840

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$7,250,000		Middle Township, NJ Board of Education, 2.00% BANs, 7/14/2017	$7,272,330
10,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015XX), 5.00% (New Jersey State), 6/15/2019	10,463,500
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 1.62% (New Jersey State), 2/1/2017	18,500,000
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes SIFMA Index Multimodal Notes (Series 2014BB), 1.72%, Mandatory Tender 12/15/2019	24,564,750
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,068,350
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds SIFMA Index Bonds (Series 2013C), 1.20%, 1/1/2017	10,000,000
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds SIFMA Index Bonds (Series 2013C), 1.27%, 1/1/2018	9,998,000
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds SIFMA Index Bonds (Series 2013D-3), 1.40%, Mandatory Tender 1/1/2018	6,632,420
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.983%, Mandatory Tender 1/1/2018	10,976,020
8,000,000		Newark, NJ, 3.00% RANs, 12/4/2017	8,079,360
7,000,000		Newark, NJ, (Series 2016A), 2.50% TANs, 2/15/2017	7,005,250
4,000,000		West Orange Township, NJ, 2.00% BANs, 9/8/2017	4,013,400
9,690,225		Wood-Ridge Borough, NJ, 2.00% BANs, 9/15/2017	9,730,924
		TOTAL	156,271,257
		New Mexico—1.0%
5,000,000		Farmington, NM, PCR Refunding Bonds (Series 2016B), 1.875% TOBs (Public Service Co., NM), Mandatory Tender 10/1/2021	4,839,850
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 1.163% (Royal Bank of Canada GTD), Mandatory Tender 8/1/2019	19,231,578
		TOTAL	24,071,428
		New York—11.3%
4,541,000		Alden Village, NY, 2.00% BANs, 9/14/2017	4,560,072
7,000,000		Canandaigua, NY City School District, 1.75% BANs, 6/29/2017	7,012,600
14,000,000		Corning, NY City School District, (Series 2016B), 2.00% BANs, 6/22/2017	14,051,940
3,685,000		East Fishkill, NY, 2.50% BANs, 12/19/2017	3,715,475
6,600,000		Greece, NY, 2.00% BANs, 8/24/2017	6,626,004
6,450,000		Lansing, NY CSD, 2.00% BANs, 8/31/2017	6,473,284
10,000,000		Long Beach, NY, 2.00% BANs, 2/16/2017	10,008,500
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C)/(LIBOR Floating Rate Tender Notes), 1.082%, Mandatory Tender 11/1/2018	29,992,500
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a)/(Floating Rate Tender Notes), 1.09%, Mandatory Tender 11/1/2018	4,702,914
10,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3), 1.113%, 2/1/2020	9,931,800
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c)/(Floating Rate Tender Notes), 1.17% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2019	2,999,940
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 1.47% (MTA Dedicated Tax Fund), 11/1/2017	8,026,800
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.62% (MTA Dedicated Tax Fund), 11/1/2018	14,056,000
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.67% (MTA Dedicated Tax Fund), 11/1/2019	15,134,250
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 1.026% (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	5,001,050
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 1.243% (MTA Transportation Revenue), 11/1/2017	2,006,040
17,535,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 1.253% (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,582,871
5,000,000		Nassau, NY Health Care Corp., 2.00% RANs, 1/17/2017	5,001,300
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 1.27%, 8/1/2025	12,704,572
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	12,687,026
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,013,680
6,000,000		Newark Valley, NY CSD, (Series 2016A), 1.75% BANs, 7/28/2017	6,010,860

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$9,500,000		Norwood-Norfolk, NY CSD, 1.75% BANs, 6/30/2017	$9,519,855
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 1.34%, 10/1/2017	7,473,975
7,661,000		Ogdensburg, NY Enlarged City School District, 2.00% BANs, 6/21/2017	7,685,362
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,501,755
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,170,350
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,626,496
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,785,945
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	1,897,891
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,396,542
4,595,137		Rome, NY, (Series 2016A), 1.50% BANs, 9/1/2017	4,595,688
6,600,000		Rome, NY, (Series 2016B), 1.25% BANs, 6/30/2017	6,600,132
10,000,000		Suffolk County, NY, 2.00% TANs, 7/26/2017	10,037,800
170,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	170,556
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	6,860,970
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 1.16% (AGM INS), 1/1/2019	3,998,200
10,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A), 1.113%, 12/1/2021	9,844,800
		TOTAL	278,465,795
		North Carolina—1.1%
6,250,000		North Carolina Capital Facilities Finance Agency, (Series 2013), 1.25% TOBs (Republic Services, Inc.), Mandatory Tender, 3/15/2017	6,250,000
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series 2012B), 5.00% (United States Treasury COL), 1/1/2017	4,500,540
2,745,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 1.46% (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,739,510
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 1.163%, Mandatory Tender 12/1/2017	12,782,003
		TOTAL	26,272,053
		Ohio—2.6%
6,205,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 1.47%, Mandatory Tender 5/1/2020	6,159,021
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 1.133% (Royal Bank of Canada GTD), Mandatory Tender 8/1/2019	39,649,600
9,200,000		Monroe County, OH, 1.50% BANs, 10/6/2017	9,188,224
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.967%, 6/1/2018	8,967,330
		TOTAL	63,964,175
		Oklahoma—0.6%
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,282,166
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,444,544
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,403,697
5,490,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 1.52%, Mandatory Tender 8/1/2018	5,485,553
		TOTAL	14,615,960
		Oregon—0.2%
3,120,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,165,833
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,128,833
		TOTAL	5,294,666

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—4.3%
$7,980,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.862%, Mandatory Tender 1/1/2018	$7,965,397
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.38% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,000,060
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.699%, 5/1/2017	1,397,508
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.819%, Mandatory Tender 5/1/2018	14,852,400
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 1.163%, Mandatory Tender 6/5/2017	16,458,485
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	376,444
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	644,706
4,000,000		Montgomery County, PA IDA, PCRBs (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	3,958,560
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.683%, 11/1/2017	1,098,559
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.763%, 11/1/2018	695,856
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.823%, 11/1/2019	989,190
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.913%, Mandatory Tender 11/1/2019	3,966,720
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 2.12% (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,009,280
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.32%, 12/1/2017	10,851,960
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.40%, 12/1/2018	10,992,520
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds SIFMA Index Bonds (Series 2014B), 1.60%, 12/1/2020	3,990,760
365,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.274% (Guthrie Healthcare System, PA), 12/1/2017	364,431
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.419%, Mandatory Tender 4/2/2018	5,990,340
5,000,000		Scranton, PA, (Series of 2017), 2.50% TRANs, 12/15/2017	4,998,150
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 1.12%, Mandatory Tender 11/1/2017	5,790,082
		TOTAL	106,391,408
		South Carolina—0.7%
17,470,000	[1]	Charleston, SC Waterworks & Sewer System, Revenue Refunding Bonds (Series 2007), 1.107%, Mandatory Tender 1/1/2018	17,452,181
		Tennessee—1.0%
12,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, (Vanderbilt University), Revenue Refunding Bonds (Series 2012B), 1.32%, Mandatory Tender 10/1/2017	12,002,040
11,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, (Vanderbilt University), Revenue Refunding Bonds (Series 2012B), 1.32% (United States Treasury PRF 4/1/2017@100)	11,501,380
		TOTAL	23,503,420
		Texas—5.5%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,392,350
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,695,762
7,000,000		Georgetown, TX ISD, Variable Rate UT GO Tax School Building Bonds (Series 2016-B), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2017	7,048,580
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 1.30% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	9,979,500
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2015-3), 1.374% (Texas Children's Hospital), Mandatory Tender 6/1/2020	7,969,600
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.22% (Memorial Hermann Health System), 6/1/2017	3,598,164
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.32% (Memorial Hermann Health System), 6/1/2018	1,815,436
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.42% (Memorial Hermann Health System), 6/1/2019	2,252,835
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.47% (Memorial Hermann Health System), 6/1/2020	2,000,060
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.55% (Memorial Hermann Health System), 6/1/2021	3,703,285
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.47%, Mandatory Tender 6/1/2017	9,997,900

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.62%, Mandatory Tender 5/1/2020	$4,980,650
5,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C), 1.022%, Mandatory Tender 8/15/2019	4,981,500
10,000,000		Mission, TX EDC, 0.90% TOBs (Republic Services, Inc.), Mandatory Tender 2/1/2017	10,000,000
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds SIFMA Index Floating Rate Bonds (Series 2011A), 1.52%, Mandatory Tender 1/1/2019	10,011,600
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds SIFMA Index Floating Rate Bonds (Series 2014C), 1.39%, Mandatory Tender 1/1/2020	31,773,611
4,845,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,890,252
7,335,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), Mandatory Tender 4/1/2020	8,011,067
		TOTAL	134,102,152
		Virginia—1.3%
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,000,620
21,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 1/17/2017	21,499,785
5,000,000		Louisa, VA IDA, Pollution Control Refunding Revenue Bonds (Series 2008C), 1.85% TOBs (Virginia Electric & Power Co.) Mandatory Tender, 5/16/2019	4,984,600
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,380,182
		TOTAL	30,865,187
		Washington—0.8%
7,425,000	[1]	Everett, WA, LT GO Refunding Bonds, SIFMA Index Floating Rate Bonds (Series 2014), 1.12%, Mandatory Tender 12/1/2019	7,325,728
8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds SIFMA Index Bonds (Series 2014-K), 1.04%, Mandatory Tender 12/1/2017	7,980,240
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,523,850
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% (Waste Management, Inc.), 11/1/2017	3,000,540
		TOTAL	19,830,358
		West Virginia—0.6%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	8,955,090
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Revenue Refunding Bonds (Series 2014C), 1.25% (West Virginia University), Mandatory Tender 10/1/2019	6,989,850
		TOTAL	15,944,940
		Wisconsin—0.2%
3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	3,801,409
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,879,774,803)	1,875,079,934
		SHORT-TERM MUNICIPALS—21.6%[6]
		Alabama—2.1%
600,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 1/6/2017	600,000
13,185,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.13%, 1/6/2017	13,185,000
6,100,000		Columbia, AL IDB PCRBs, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.80%, 1/3/2017	6,100,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 1.15%, 1/6/2017	32,325,000
		TOTAL	52,210,000
		Georgia—0.3%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.34%, 1/6/2017	5,440,000
500,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.82%, 1/6/2017	500,000
		TOTAL	5,940,000
		Illinois—1.3%
10,600,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 1.00%, 1/6/2017	10,600,000
6,930,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 1.00%, 1/6/2017	6,930,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Illinois—continued
$13,350,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.17%, 1/6/2017	$13,350,000
		TOTAL	30,880,000
		Indiana—0.6%
15,000,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.88%, 1/6/2017	15,000,000
		Kentucky—1.0%
25,000,000		Trimble County, KY, (2016 Series A) Weekly VRDNs (Louisville Gas & Electric Co.), 0.83%, 1/6/2017	25,000,000
		Louisiana—2.5%
18,200,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.95%, 1/6/2017	18,200,000
44,100,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.94%, 1/6/2017	44,100,000
		TOTAL	62,300,000
		Michigan—1.5%
7,575,000	[2,3]	Detroit, MI City School District, Tender Option Bond Trust Certificates (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.22%, 1/6/2017	7,575,000
4,250,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank plc LIQ), 0.91%, 1/6/2017	4,250,000
5,100,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.86%, 1/3/2017	5,100,000
20,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.85%, 1/6/2017	20,000,000
		TOTAL	36,925,000
		Mississippi—0.1%
1,510,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 1.05%, 1/6/2017	1,510,000
		Multi State—0.9%
22,675,000	[2,3]	ROCs Pooled Trust (Multistate AMT) ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.12%, 1/6/2017	22,675,000
		Nebraska—0.4%
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp. GTD), 1.00%, 1/6/2017	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 1.00%, 1/6/2017	2,000,000
		TOTAL	10,300,000
		New Hampshire—0.0%
600,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A. Providence LOC), 0.87%, 1/3/2017	600,000
		New Jersey—2.2%
7,145,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.07%, 1/6/2017	7,145,000
7,145,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.07%, 1/6/2017	7,145,000
10,000,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 0.90%, 1/6/2017	10,000,000
12,000,000		New Jersey EDA, (Series 2016) Weekly VRDNs (Jewish Community Center on the Palisades)/(Valley National Bank, Passaic, NJ LOC), 1.07%, 1/6/2017	12,000,000
2,345,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.91%, 1/6/2017	2,345,000
3,585,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.97%, 1/6/2017	3,585,000
12,385,000	[2,3]	New Jersey State EDA, Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.91%, 1/6/2017	12,385,000
		TOTAL	54,605,000
		New York—0.9%
11,385,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.87%, 1/6/2017	11,385,000
10,800,000	[2,3]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.76%, 1/6/2017	10,800,000
		TOTAL	22,185,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		North Carolina—0.3%
$7,725,000	[2,3]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.99%, 1/6/2017	$7,725,000
		Ohio—1.0%
5,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds, VRMOs (Series 2014-B), 0.97%, 1/3/2017	5,500,000
8,250,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-A), 0.97%, 1/3/2017	8,250,000
10,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-C), 1.04%, 1/3/2017	10,500,000
		TOTAL	24,250,000
		Pennsylvania—2.8%
32,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 1.05%, 2/1/2017	32,000,000
3,000,000	[2,3]	Pennsylvania State Turnpike Commission, SPEARs (Series DB-1179) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.86%, 1/6/2017	3,000,000
20,345,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series 2007A) Weekly VRDNs (AGM INS)/(PNC Bank, N.A. LIQ), 0.87%, 1/6/2017	20,345,000
14,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (AGM INS)/(PNC Bank, N.A. LIQ), 0.82%, 1/6/2017	14,000,000
		TOTAL	69,345,000
		South Carolina—0.4%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 1.00%, 1/6/2017	9,000,000
		Tennessee—0.1%
600,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.19%, 1/6/2017	600,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.83%, 1/6/2017	1,000,000
		TOTAL	1,600,000
		Texas—2.4%
4,025,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(Flint Hills Resources LLC GTD), 0.79%, 1/6/2017	4,025,000
10,400,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	10,400,000
7,600,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	7,600,000
14,600,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010C) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	14,600,000
1,250,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	1,250,000
8,250,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	8,250,000
4,950,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	4,950,000
8,820,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.85%, 1/3/2017	8,820,000
		TOTAL	59,895,000
		West Virginia—0.8%
19,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.93% CP (Virginia Electric & Power Co.), Mandatory Tender, 1/26/2017	19,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $531,445,000)	531,445,000
		TOTAL MUNICIPAL INVESTMENTS—97.9% (IDENTIFIED COST $2,411,219,803)[7]	2,406,524,934
		OTHER ASSETS AND LIABILITIES - NET—2.1%[8]	51,156,951
		TOTAL NET ASSETS—100%	$2,457,681,885
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.3% of the Fund's portfolio as calculated based upon total market value.

1	Floating rate note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $178,013,118, which represented 7.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,501,575
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2016, these liquid restricted securities amounted to $174,511,543, which represented 7.1% of total net assets.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At December 31, 2016, the cost of investments for federal tax purposes was $2,411,216,145. The net unrealized depreciation of investments for federal tax purposes was $4,691,211. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,700,435 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,391,646.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any, price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities
As of December 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CSD	— Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017